                             STAAR INVESTMENT TRUST



May 2, 2011

VIA EDGAR TRANSMISSION AND OVERNIGHT MAIL

Mr. James O'Connor
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:      STAAR Investment Trust (the "Trust")
         File Nos.: 033-033-811-09152 and 333-08685

Dear Mr. O'Connor:

The purpose of this letter and the attached highlighted copy of the amendment to the Trust's registration statement is to respond to the comments the staff provided orally and by fax to the Trust on April 18, 2011 regarding the Trust's Post-Effective Amendment ("PEA") No. 25 to its Registration Statement on Form N-1A. PEA No. 25 was filed with the Securities and Exchange Commission ("SEC") pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended ("1933 Act"), on Form N-1A on March 2, 2011.

 The Trust has this date filed PEA No. 26 to its Registration Statement under Rule 485(b) of the 1933 Act in order to add certain information and more precise language in accordance with the staff's comments. The amendments are indicated as additions and/or deletions in the enclosed copy of the EDGAR filing.

The following is a summary of STAAR's responses to the staff's comments.

-----------------------------------------------------------------------------------------------------------------------
1. Indicated that we should not put "The STAAR Investment    We have removed it.  Done for all funds.
   Trust" on the front page of each prospectus.
-----------------------------------------------------------------------------------------------------------------------
2. AltCat (ACF) Fund Page 2 -- Investment Objective needs    We have rewritten. We also examined and revised for Funds.
   better, more precise language other
-----------------------------------------------------------------------------------------------------------------------
3. AltCat (ACF) Fund Page 2 - Noted that Shareholder Fee     We want to include it. Done for all funds.
   table is optional
-----------------------------------------------------------------------------------------------------------------------
4. AltCat (ACF) Fund Page 2 - Noted that footnote            We deleted it. Done for all funds.
   explanation of "acquired Fund Fees..." is not required.
-----------------------------------------------------------------------------------------------------------------------
5. AltCat (ACF) Fund Pages 2 and 5 - Comments                We have re-written for ACF as well as the other funds. Our
   regarding the principal Investment Strategies             goal was to make more concise, precise and understandable
                                                             and stick to the principal strategies. That which is not
                                                             principal was eliminated from the summary and statutory
                                                             prospectus.
-----------------------------------------------------------------------------------------------------------------------
6. AltCat (ACF) Fund Page 3 and 4  - Noted repetition of     We have retained. We agree it is "not a bad idea."
   risk of losing money
-----------------------------------------------------------------------------------------------------------------------
7. AltCat (ACF) Fund Page 3 - Under Risks of Investing in    We added this. Done for all funds.
   Funds, suggested we explain investors will pay expenses
   of those funds indirectly.
-----------------------------------------------------------------------------------------------------------------------
8. AltCat (ACF) Fund Page 4 - Indicated that the wording     We have re-written it.  We noted that other funds call
   of the PERFORMANCE section needs revision.                it "Annual Total returns" and therefore have adopted
                                                             that title.  We have used wording virtually the same as
                                                             Vanguard funds. Done for all funds.
-----------------------------------------------------------------------------------------------------------------------
9. AltCat (ACF) Fund Page 4 - Indicated we should change     Done for all funds.
   "as of" to "For the periods ended"
-----------------------------------------------------------------------------------------------------------------------
10. AltCat (ACF) Fund Page 2 - Wording addition to           Done for all funds.
    PURCHASE AND SALE OF FUND SHARES
-----------------------------------------------------------------------------------------------------------------------
11. AltCat (ACF) Fund Page 5 - Principal Investment          We have revised to address the comments.  Have revised
    STRATEGIES -- Had a number of comments                   for all Funds
-----------------------------------------------------------------------------------------------------------------------
12. AltCat (ACF) Fund Page 6 - Comment suggesting to note    Done for all
    funds that are "not diversified" and also various
    wording questions and changes suggested
-----------------------------------------------------------------------------------------------------------------------
13. AltCat (ACF) Fund Page 6 - Suggested we include          We have inserted I in Related Risks.  Done for all
DERIVATIVES in the list of risks.                            funds.  Since the use of derivatives is not a principal
                                                             strategy, the discussion of derivatives in the
                                                             Investment Strategies section has been deleted for ACF
                                                             and other funds.
-----------------------------------------------------------------------------------------------------------------------
14. AltCat (ACF) Fund Page 7 - Said to delete reference to   We have deleted the sentence for all funds.
    Mr. Weisbrod's investment in the Trust and relegate
    such disclosures to the SAI)
-----------------------------------------------------------------------------------------------------------------------

15. AltCat (ACF) Fund Page 9 - Asked for explanation of      We eliminated the reference.  We think that such
    "pre-authorized account"                                 accounts are covered by the phrase "an address other than
                                                             the address of record."  Done for all funds.
-----------------------------------------------------------------------------------------------------------------------
16. AltCat (ACF) Fund Page 9 - Suggested changes in          We incorporated the suggestion. Done for all funds.
    wording in last paragraph of the "SELLING SHARES"
    section.
-----------------------------------------------------------------------------------------------------------------------
17. AltCat (ACF) Fund Page 9 and 10 - Questioned mention     We have eliminated the reference. There are no redemption
    of a possible 1% redemption fee as a discouragement to   fees.  Done for all funds.
    excessive trading and if we do charge that it should
    be on the Expense table.
-----------------------------------------------------------------------------------------------------------------------
18. AltCat (ACF) Fund Page 9 - Questioned lack of            Good Order was defined later.  We have moved that
    definition of "good order" in TRADE DATE section.        definition up.  We eliminated the reference to "good
                                                             order" in TRADE DATE since it was not necessary. Done
                                                             for all funds.
-----------------------------------------------------------------------------------------------------------------------
19. AltCat (ACF) Fund Page 10 - Questioned use of word       We eliminated the word.    Done for all funds.  We also
    "virtually" in FUND DISTRIBUTION section and the         changed wording on same page from "tax event" to
    words "tax event" in the Taxes section.                  "treated as a sale"
-----------------------------------------------------------------------------------------------------------------------
20. AltCat (ACF) Fund Page 10 - Under TAXES suggested we     Done for all funds.
    use "treated as a sale" rather than "tax event."
-----------------------------------------------------------------------------------------------------------------------
21. AltCat (ACF) Fund Page 10 and 11 - Suggested the         We deleted the Fees paragraph since it was covered
    section we called OTHER RULES AND POLICIES be moved up   earlier. We moved other paragraphs as suggested and
    as part of Sales and Redemption. This is also where      also moved the Good Order section. We also eliminated
    we had defined "good order." Also said to eliminate      the word "reject" from the sections that discussed the
    the word "rejected" where it is used in describing the   funds' right to delay orders. Done for all funds.
    Funds' right to delay orders.
-----------------------------------------------------------------------------------------------------------------------
22. Short-term Bond Fund (STBF) Fund Page 2 and 6 -          We did a calculation for December that indicated that if
    Questioned whether we should include a "Acquired Fund    we included this there would be about .02% of underlying
    Fees & Expenses" line in the expense tables for both     expense. We are allowed in the prospectus and from time to
    bond funds since we use an institutional money           time we have taken small positions in fixed income ETFs We
    market fund for cash positions.                          think this is a good suggestion. However, neither previous examiners or the auditors have addressed this as an item
                                                             in the past nor is it in any of the financial statements.
                                                             Therefore we propose that we present it to the auditors
                                                             and include this line item going forward.
-----------------------------------------------------------------------------------------------------------------------
23.  Short-term Bond Fund (STBF) Fund Page 3 - Suggested     We have done so for both bond funds.
     we include Gov't Agency Bonds in the risk section
     for the bond Funds.
-----------------------------------------------------------------------------------------------------------------------
24.  Short-term Bond Fund (STBF) Fund Page 5 - Questioned    We do not have a policy regarding this. The manager has
     regarding bond downgrades if there is a rating at       discretion in evaluation, but generally a second downgrade
     which we automatically sell.                            below investment grade would probably cause a sale. Since
                                                             it is not a defined policy, nor have we faced the
                                                             situation, we have not put a policy into the prospectus.
                                                             We will discuss this with counsel and the trustees.
-----------------------------------------------------------------------------------------------------------------------
25.  Short-term Bond Fund (STBF) Fund Page 6 - Suggested     We have included a description of the rating ranges of
     we state the ratings of junk bonds.                     S&P and Moody's in the "Junk Bond" risk disclosures for
                                                             both bond funds.
-----------------------------------------------------------------------------------------------------------------------

In connection with this response to the Staff's comments, the Trust, on behalf of the Fund, hereby states the following:

         1. The Trust acknowledges that in connection with the comments made by the Staff on the Form N-1A registration statement, the Staff has not passed generally on the accuracy or adequacy of the disclosure made in the registration statement;

         2. The Trust acknowledges that the Staff's comments or changes to disclosure in response to the Staff's comments do not foreclose the SEC from the opportunity to seek enforcement or take other action with respect to the disclosure made herein; and

         3. The Trust represents that neither it nor its management will assert the Staff's comments or changes in disclosure in response to the Staff's comments as a defense in any action or proceeding by the SEC or any person.

If you have questions lease call me at 412.367.9076 or Tom Sweeney at
412.731.1000

STAAR INVESTMENT TRUST

/s/ J. Andre Weisbrod
---------------------
J. Andre Weisbrod
President, Staar Investment Advisors, Inc.
Adviser to the Trust